FINANCIAL RISK MANAGEMENT (Details 14) - Currency risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Devalualtion at 5 in US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	5.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ (57,125)	S/ (31,257)
Devalualtion at 10 in US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	10.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ (109,057)	(59,673)
Revaluation In 5 In US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	5.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ 63,138	34,548
Revaluation In 10 In US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	10.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ 133,292	S/ 72,934